WILLIAMS LAW GROUP, P.A.
2503 W. Gardner Ct.
Tampa FL 33611
Phone: 813-831-9348
Fax: 813-832-5284
e-mail: wmslaw@tampabay.rr.com

November 14, 2006

Mr. Craig Slivka
United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549-0408

Re:  Triple Bay Industries, Inc.
Registration Statement on Form SB-2
Amendment No. 2.
File No. 333-136827

Dear Mr. Slivka:

We have filed on EDGAR a clean and marked copy of the above Amendment No. 3.

Page number references are to pages in the clean copy filed on EDGAR.

With respect to your comments, please be advised as follows:

1.	The relationship has been explained in MDA. As there is no affiliation, there is no disclosure in Certain Transactions - page 28.

2.	We have set forth this information in tabular format as requested in the comment - page 29.

Upon being advise the staff has no further comments, the company will file on EDGAR an acceleration request with the Tandy language.
Sincerely,

/s/ MICHAEL T. WILLIAMS, ESQ
Michael T. Williams, Esq.